UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07749

T. Rowe Price Financial Services Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

Financial Services Fund	September 30, 2017

T. Rowe Price Financial Services Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 98.5%		
BANKS 43.6%		
Money Center Banks 16.1%		
Citigroup	576,373	41,925
JPMorgan Chase	433,448	41,399
Wells Fargo	679,048	37,449
		120,773
Non-U.S. Banks 0.6%		
Bank of NT Butterfield & Son	78,515	2,877
Nordea Bank (SEK)	111,339	1,511
		4,388
Regional Banks 26.9%		
Atlantic Capital Bancshares (1)	90,506	1,643
BankUnited	512,909	18,244
Bridge Bancorp	65,961	2,239
Citizens Financial	336,676	12,750
Cobiz Financial (2)	390,084	7,661
East West Bancorp	25,146	1,503
FB Financial (1)(2)	71,585	2,700
Fifth Third Bancorp	838,594	23,464
First Hawaiian	232,399	7,039
First Republic Bank	171,194	17,883
Guaranty Bancorp	131,571	3,658
Heritage Commerce	177,138	2,521
Howard Bancorp (1)(2)	87,361	1,826
KeyCorp	544,477	10,247
Live Oak Bancshares (2)	162,756	3,817
National Bank Holdings, Class A	344,995	12,313
National Commerce (1)	71,289	3,051
Old Line Bancshares	113,322	3,173
Pacific Mercantile Bancorp (1)	395,697	3,621
Pacific Premier Bancorp (1)	128,941	4,867
Paragon Commercial (1)(2)	12,946	731

Park Sterling	271,351	3,370
Pinnacle Financial Partners	25,726	1,722
Popular	200,631	7,211
Preferred Bank	96,066	5,798
Prosperity Bancshares	61,829	4,064
Seacoast Banking (1)	302,577	7,229
Signature Bank (1)	136,695	17,502
SVB Financial Group (1)	14,039	2,627
Towne Bank/Portsmouth VA	128,930	4,319
Western Alliance Bancorp (1)	68,425	3,632
		202,425
Total Banks		327,586
CAPITAL MARKETS 10.9%		
Exchanges 5.1%		
CBOE Holdings	165,885	17,854
CME Group	48,754	6,615
Intercontinental Exchange	207,063	14,225
		38,694
Security Brokers & Dealers 3.0%		
Morgan Stanley	263,721	12,703
TD Ameritrade Holding	201,142	9,816
		22,519
Trust Banks 2.8%		
State Street	217,037	20,736
		20,736
Total Capital Markets		81,949
FINANCE 12.0%		
Consumer Finance 4.3%		
Ally Financial	156,100	3,787

Encore Capital (1)(2)	111,237	4,928
PRA Group (1)(2)	128,500	3,682
Santander Consumer USA Holdings (1)	406,200	6,243
SLM Corporation (1)	802,745	9,207
Synchrony Financial	151,500	4,704
		32,551
Diversified Financials 5.6%		
MasterCard, Class A	96,982	13,694
PayPal Holdings (1)	108,848	6,969
Visa, Class A	202,138	21,273
		41,936
Thrift & Mortgage Finance 2.1%		
Bank Mutual	132,118	1,341
Charter Financial	144,979	2,687
Clifton Bancorp (2)	65,600	1,097
PennyMac Financial Services, Class A (1)	177,862	3,166
Webster Financial	135,018	7,095
		15,386
Total Finance		89,873
INSURANCE 25.5%		
Insurance Agents - Brokers & Services 1.4%		
Crawford, Class A	254,091	2,434
Marsh & McLennan	72,157	6,048
Willis Towers Watson	11,923	1,839
		10,321
Life Insurance 1.7%		
AIA Group (HKD)	504,600	3,736
Brighthouse Financial (1)	19,228	1,169
MetLife	103,813	5,393

Sun Life Financial	72,200	2,875
		13,173
Property & Casualty Insurance 16.4%		
American International Group	319,900	19,639
Chubb	161,300	22,993
CNA Financial	247,837	12,454
Direct Line Insurance (GBP)	1,348,549	6,574
Hannover Rueck (EUR)	6,286	758
Infinity Property & Casualty	13,535	1,275
Loews	69,946	3,348
ProAssurance	23,552	1,287
Progressive	221,353	10,718
RSA Insurance Group (GBP)	1,456,970	12,173
Safety Insurance Group	42,736	3,261
Sampo, A Shares (EUR)	39,547	2,093
State Auto Financial	255,091	6,691
White Mountains Insurance Group	1,716	1,470
XL Group	176,672	6,970
Zurich Insurance Group (CHF)	37,191	11,365
		123,069
Title Insurance 6.0%		
Black Knight Financial Services, Class A (1)(2)	163,931	7,057
CoreLogic (1)	261,929	12,106
First American Financial	158,007	7,896
FNF	374,257	17,762
		44,821
Total Insurance		191,384
MISCELLANEOUS 2.6%		
Other 2.6%		
Cardtronics (1)	122,900	2,828
DST Systems	78,600	4,314

Equifax	35,691	3,783
Fidelity National Information	41,600	3,885
Total Miscellaneous		14,810
REAL ESTATE 3.9%		
Real Estate 3.9%		
AvalonBay Communities, REIT	30,307	5,407
Equity Residential, REIT	128,030	8,441
JBG Smith Properties, REIT (1)	141,844	4,852
SL Green Realty, REIT	73,046	7,401
Tri Pointe (1)(2)	130,600	1,804
Vornado Realty Trust, REIT	80,918	6,221
Total Real Estate		34,126
Total Common Stocks (Cost $527,426)		739,728
SHORT-TERM INVESTMENTS 1.6%		
Money Market Funds 1.6%		
T. Rowe Price Government Reserve Fund, 1.07% (3)(4)	11,767,238	11,767
Total Short-Term Investments (Cost $11,767)		11,767
SECURITIES LENDING COLLATERAL 2.4%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 2.4%		
Short-Term Funds 2.4%		
T. Rowe Price Short-Term Fund, 1.16% (3)(4)	1,819,446	18,195
Total Investments through Securities Lending Program with State Street Bank and Trust Company		18,195
Total Securities Lending Collateral (Cost $18,195)		18,195

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Financial Services Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Financial Services Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term growth of capital and a modest level of income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2017:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2017.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2017, the value of loaned securities was $17,043,000; the value of cash collateral and related investments was $18,195,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Financial Services Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 21, 2017